Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 4,325
Depreciation charge	(6,688)	€ (880)	€ (734)
Property, plant and equipment at ending period	45,069	4,325
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	9,115	6,798
Adoption of IFRS 16 "Leases"	18,437
Additions	28,535	2,701
Disposals	(161)	(384)
Foreign exchange translation	463
Property, plant and equipment at ending period	56,389	9,115	6,798
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(4,790)	(4,241)
Depreciation charge	(6,688)	(880)
Disposals	154	331
Foreign exchange translation	4
Property, plant and equipment at ending period	(11,320)	(4,790)	(4,241)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	2,197
Property, plant and equipment at ending period	4,067	2,197
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	5,645	4,507
Additions	2,393	1,206
Disposals		(68)
Property, plant and equipment at ending period	8,038	5,645	4,507
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(3,448)	(3,054)
Depreciation charge	(523)	(410)
Disposals		16
Property, plant and equipment at ending period	(3,971)	(3,448)	(3,054)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	1,641
Property, plant and equipment at ending period	2,381	1,641
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	2,595	1,641
Additions	1,499	1,270
Disposals	(154)	(316)
Foreign exchange translation	4
Property, plant and equipment at ending period	3,944	2,595	1,641
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(954)	(854)
Depreciation charge	(758)	(415)
Disposals	154	315
Foreign exchange translation	(5)
Property, plant and equipment at ending period	(1,563)	(954)	(854)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	487
Property, plant and equipment at ending period	3,730	487
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	875	650
Additions	3,418	225
Disposals	(7)
Foreign exchange translation	2
Property, plant and equipment at ending period	4,288	875	650
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(388)	(333)
Depreciation charge	(170)	(55)
Property, plant and equipment at ending period	(558)	€ (388)	€ (333)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at ending period	34,891
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption of IFRS 16 "Leases"	18,437
Additions	21,225
Foreign exchange translation	457
Property, plant and equipment at ending period	40,119
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	(5,237)
Foreign exchange translation	9
Property, plant and equipment at ending period	€ (5,228)